UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
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Check here if Amendment [  ];         Amendment Number:

This Amendment (Check only one):
[   ] is a restatement.     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Carvin
Address:   399 Park Avenue
           New York, NY 10022

Form 13F File Number: 28-13522

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Malcolm Goddard
Title:   Attorney-in-fact for Joseph Carvin
Phone:   011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/ Malcolm Goddard      London, England             November 8, 2011
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[Signature]            [City, State]                   [Date]

Report Type (Check only one):

[     ]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  X  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[     ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-13517
Name   Altima Partners LLP
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